Long-term assets - E.1.1. Accounting for intangible assets (Details)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Period for which item is expensed (less than)	1 year
Trademarks | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	1 year
Trademarks | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	15 years
Customer lists | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	4 years
Customer lists | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	20 years